UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Univest Bank and Trust Co.
Address: 14 North Main Street
         Souderton, PA  18964

13F File Number:  028-03779

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Gerald L. Hill
Title:     Corporate Trust Officer
Phone:     (215) 703-4362

Signature, Place, and Date of Signing:

 /s/  Gerald Hill     Souderton, PA     November 07, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    68

Form 13F Information Table Value Total:    $173,693 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101     2377    25718 SH       OTHER                   25718        0        0
ABBOTT LABS                    COM              002824100     2715    39605 SH       OTHER                   39605        0        0
ADOBE SYS INC                  COM              00724F101     1530    47175 SH       OTHER                   47175        0        0
AETNA INC NEW                  COM              00817Y108     1973    49814 SH       OTHER                   49814        0        0
AIR PRODS & CHEMS INC          COM              009158106     1545    18685 SH       OTHER                   18685        0        0
ALLSTATE CORP                  COM              020002101     3230    81535 SH       OTHER                   81535        0        0
AMERISOURCEBERGEN CORP         COM              03073E105     2252    58186 SH       OTHER                   58186        0        0
APPLE INC                      COM              037833100     4847     7266 SH       OTHER                    7266        0        0
APPLIED MATLS INC              COM              038222105     2267   203030 SH       OTHER                  203030        0        0
AT&T INC                       COM              00206R102     2864    75958 SH       OTHER                   75958        0        0
BANK OF AMERICA CORPORATION    COM              060505104       89    10051 SH       SOLE                    10051        0        0
BECTON DICKINSON & CO          COM              075887109     2281    29031 SH       OTHER                   29031        0        0
BROADCOM CORP                  CL A             111320107     2738    79207 SH       OTHER                   79207        0        0
CAPITAL ONE FINL CORP          COM              14040H105     2946    51674 SH       OTHER                   51674        0        0
CATERPILLAR INC DEL            COM              149123101     2598    30190 SH       OTHER                   30190        0        0
CHEVRON CORP NEW               COM              166764100      696     5971 SH       OTHER                    5971        0        0
COCA COLA CO                   COM              191216100     3379    89097 SH       OTHER                   89097        0        0
COMCAST CORP NEW               CL A SPL         20030N200     3143    90297 SH       OTHER                   90297        0        0
CONOCOPHILLIPS                 COM              20825C104     2854    49911 SH       OTHER                   49911        0        0
DIAMOND OFFSHORE DRILLING IN   COM              25271C102     2734    41551 SH       OTHER                   41551        0        0
DISNEY WALT CO                 COM DISNEY       254687106     2846    54445 SH       OTHER                   54445        0        0
E M C CORP MASS                COM              268648102     2991   109675 SH       OTHER                  109675        0        0
EATON CORP                     COM              278058102      599    12668 SH       SOLE                    12668        0        0
ENTERGY CORP NEW               COM              29364G103     2120    30594 SH       OTHER                   30594        0        0
EXELON CORP                    COM              30161N101      309     8687 SH       OTHER                    8687        0        0
EXXON MOBIL CORP               COM              30231G102     4906    53649 SH       OTHER                   53649        0        0
FIRST NIAGARA FINL GP INC      COM              33582V108      125    15493 SH       SOLE                    15493        0        0
FRANKLIN RES INC               COM              354613101     2959    23658 SH       OTHER                   23658        0        0
FREEPORT-MCMORAN COPPER & GO   COM              35671D857     1629    41154 SH       OTHER                   41154        0        0
GENERAL ELECTRIC CO            COM              369604103      632    27808 SH       OTHER                   27808        0        0
GENERAL MLS INC                COM              370334104     2920    73286 SH       OTHER                   73286        0        0
GILEAD SCIENCES INC            COM              375558103     3164    47701 SH       OTHER                   47701        0        0
GOOGLE INC                     CL A             38259P508     3725     4937 SH       OTHER                    4937        0        0
HOME DEPOT INC                 COM              437076102     3104    51420 SH       OTHER                   51420        0        0
HONEYWELL INTL INC             COM              438516106     2783    46581 SH       OTHER                   46581        0        0
INTEL CORP                     COM              458140100     2184    96412 SH       OTHER                   96412        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101     3490    16822 SH       OTHER                   16822        0        0
JOHNSON & JOHNSON              COM              478160104     2828    41043 SH       OTHER                   41043        0        0
JOHNSON CTLS INC               COM              478366107     2220    81006 SH       OTHER                   81006        0        0
JPMORGAN CHASE & CO            COM              46625H100     3102    76625 SH       OTHER                   76625        0        0
KIMBERLY CLARK CORP            COM              494368103     2935    34217 SH       OTHER                   34217        0        0
MCDONALDS CORP                 COM              580135101     2343    25539 SH       OTHER                   25539        0        0
MERCK & CO INC NEW             COM              58933Y105      553    12269 SH       OTHER                   12269        0        0
NIKE INC                       CL B             654106103     2453    25847 SH       OTHER                   25847        0        0
NORFOLK SOUTHERN CORP          COM              655844108     2322    36496 SH       OTHER                   36496        0        0
NYSE EURONEXT                  COM              629491101     2501   101476 SH       OTHER                  101476        0        0
OCCIDENTAL PETE CORP DEL       COM              674599105     2623    30480 SH       OTHER                   30480        0        0
ORACLE CORP                    COM              68389X105     2302    73163 SH       OTHER                   73163        0        0
PARKER HANNIFIN CORP           COM              701094104      451     5400 SH       SOLE                     5400        0        0
PHILIP MORRIS INTL INC         COM              718172109     2288    25434 SH       OTHER                   25434        0        0
PHILLIPS 66                    COM              718546104     3207    69162 SH       OTHER                   69162        0        0
PNC FINL SVCS GROUP INC        COM              693475105      485     7682 SH       OTHER                    7682        0        0
POTASH CORP SASK INC           COM              73755L107     1705    39268 SH       OTHER                   39268        0        0
PPG INDS INC                   COM              693506107      218     1900 SH       SOLE                     1900        0        0
PPL CORP                       COM              69351T106     1837    63229 SH       OTHER                   63229        0        0
PROCTER & GAMBLE CO            COM              742718109     3122    45011 SH       OTHER                   45011        0        0
QUALCOMM INC                   COM              747525103     3792    60700 SH       OTHER                   60700        0        0
SCHLUMBERGER LTD               COM              806857108     2650    36639 SH       OTHER                   36639        0        0
SELECT SECTOR SPDR TR          SBI INT-UTILS    81369Y886     2738    75237 SH       OTHER                   75237        0        0
STATE STR CORP                 COM              857477103     2657    63312 SH       OTHER                   63312        0        0
SYSCO CORP                     COM              871829107     2495    79778 SH       OTHER                   79778        0        0
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209     2058    49698 SH       OTHER                   49698        0        0
UNION PAC CORP                 COM              907818108      261     2202 SH       OTHER                    2202        0        0
UNITED TECHNOLOGIES CORP       COM              913017109     2310    29512 SH       OTHER                   29512        0        0
UNIVEST CORP PA                COM              915271100    17624   979117 SH       OTHER                  979117        0        0
VERIZON COMMUNICATIONS INC     COM              92343V104     2842    62360 SH       OTHER                   62360        0        0
WASTE MGMT INC DEL             COM              94106L109     2078    64779 SH       OTHER                   64779        0        0
WELLS FARGO & CO NEW           COM              949746101     3149    91192 SH       OTHER                   91192        0        0